Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 05, 2011
Document And Entity Information
Entity Registrant Name	PREMIER HOLDING CORP.
Entity Central Index Key	0001030916
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 150,702
Entity Common Stock, Shares Outstanding		1,663,169
Document Fiscal Year Focus	2011